Financial Assets and Liabilities Fair Value (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Schedule of Inputs to Fair Value of Derivative Earnout Liability	Inputs to the fair value of the derivative earnout liability are as follows:

December 31, 2022
Share value (USD)	10.90
Volatility (%)	33% - 35%
Expected Range of milestone completion (years)	1.33 - 1.67
Probability of milestone completion	40%
Dividend yield	0%
Risk-free rate	4.50% - 4.60%
Strike price (USD)	0.00

Summary of Changes to the Probability of Milestone Completion Explanatory

The following table summarizes the results of changes to the probability of the milestone completion, as being the significant unobservable Level 3 input and key sensitive parameter used in the valuation model on the fair value of the allocated to Participating Shareholders:

Increase/ (decrease)
on profit before
tax/equity (in €'000s)
Changes to parameters
Increase in probability of milestone achievement by 20%	(3,526)
Decrease in probability of milestone achievement by 20%	3,526

Summary of Carrying amounts of Financial Liabilities Measured at Fair Value Through Profit and Loss

The following table shows the carrying amounts of the financial liabilities measured at fair value through profit and loss on a recurring basis:

	Level 1	Level 2	Level 3	Total
Liabilities measured at FVTPL
Derivative warrant liability (Public Warrants)	3,752	—	—	3,752
Derivative warrant liability (Private Placement Warrants)	—	136	—	136
Derivative earnout liability	—	—	7,053	7,053
Total financial liabilities	3,752	136	7,053	10,941

Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

		Derivative	Derivative	Total liabilities from
	Lease liability	earnout liability	warrant liabilities	financing activities
At January 1, 2022	164	—	—	164
Principal paid on lease liabilities	(56)	—	—	(56)
Interest paid on lease liabilities	(9)	—	—	(9)
Total changes from financing cash flows	(65)	—	—	(65)
Effect of changes in foreign exchange rates	10	(243)	(137)	(370)
Interest charges	9	—	—	9
Acquired at Closing Date	—	6,633	3,712	10,345
Change in fair value	—	663	313	976
Total liability-related charges	19	7,053	3,888	10,960
At December 31, 2022	118	7,053	3,888	11,059

		Derivative	Derivative	Total liabilities from
	Lease liability	earnout liability	warrant liabilities	financing activities
At January 1, 2021	—	—	—	—
Principal paid on lease liabilities	(8)	—	—	(8)
Interest paid on lease liabilities	(2)	—	—	(2)
Total changes from financing cash flows	(10)	—	—	(10)
Interest charges	2	—	—	2
Capital increases	172	—	—	172
Total liability-related charges	174	—	—	174
At December 31, 2021	164	—	—	164